Risk management	12 Months Ended
Dec. 31, 2025
Risk Management
Risk management

46.	Risk management

Risk management at Banco Santander is based on the following principles:

A.	Risk function independence from the commercial department.
B.	Senior Management involvement in decision-making.
C.	Consensus between the Risk and Commercial departments on lending decisions.
D.	Collective decisions, involving the branch network, aimed at fostering diversity of opinions and preventing the assignment of individual decisions.
E.	Use of statistical forecasting tools for default prediction, including internal ratings, credit scoring, behavior scoring, RORAC (Risk-Adjusted Return on Capital), VaR (Value at Risk), economic capital, and scenario analysis, among other methods.
F.	Global perspective, integrating the management of risk factors across business units and employing economic capital as a uniform metric for assessing assumed risk and evaluating management performance.
G.	Common management instruments
H.	Organizational structure
I.	Scopes and responsibilities
J.	Risk limitation
K.	Recognition
L.	Efficient information channels
M.	Maintaining a medium-low risk profile and low volatility through:
•	Portfolio diversification, by limiting concentrations in clients, groups, sectors, products, or geographies; reducing the complexity of market operations; analyzing the social and environmental risks of businesses and projects financed by the Bank; and continuous monitoring to prevent portfolio deterioration.
•	Establishment of policies and procedures that constitute the Normative Risk Model, governing risk-related activities and processes in compliance with directives from the Board of Directors, Brazilian Central Bank regulations, as well as international best practices, aiming to safeguard capital and ensure the profitability of business operations.

At Santander Brasil, the risk control and management process was determined based on the Framework set forth at the corporate level, outlined according to the following phases:

I.	Adaptation of risk management structures and policies in alignment with Banco Santander's risk management principles.

The Corporate Risk Management Framework, approved by Senior Management (Risks), is designed to establish the principles and standards for risk management and control at Banco Santander. It is based on corporate organizational models and complies with the requisite regulatory standards for credit management.

The organizational model consists of the management map, which delineates the responsibilities of each area by risk type, the risk governance function, and the regulatory framework itself.

II.	Risk identification through continuous review and monitoring of exposures, assessment of new products and business ventures, and specific analysis of unique transactions.
III.	Risk measurement using periodically tested methods and models.
IV.	Preparation and distribution of a comprehensive set of reports, which undergo daily review by the Executive Board of Banco Santander.
V.	Implementation of a risk control system that assesses, on a daily basis, the extent to which the Bank's risk profile conforms to approved policies and established limits. The most significant tools and techniques (previously mentioned), currently employed by Banco Santander, are at various stages of maturity regarding their implementation and application within the Bank. For the wholesale segment, these techniques are aligned with corporate-level development. For other segments, models based on internal classifications and score systems, VaR analysis, market risk scenario analysis, and stress testing have already been integrated into the risk management routine, while the integration of expected loss, economic capital, and RORAC into risk management is underway.
VI.	Models based on internal classifications and score systems, which, by assessing the various qualitative and quantitative risk components for each client and transaction, enable the estimation of the probability of default initially, and subsequently, the loss based on LGD estimates.
VII.	Economic capital, as a consistent measure of assumed risk and a basis for evaluating management performance.
VIII.RORAC,	utilized both as a pricing tool in wholesale operations, particularly within global relationship companies (employing a bottom-up approach), and in the analysis of portfolios and business units (using a top-down approach).
IX.	VaR, utilized to control and set market risk limits for the treasury's various portfolios.
X.	Scenario analysis and stress testing to complement market and credit risk assessments in order to evaluate the impact of alternative scenarios, including on provisions and capital.

a) Corporate Governance of the Risk Function

The structure of Banco Santander's Risk Committees is defined in line with a prudent risk management standard, always in compliance with the local regulatory and normative environment. Its primary responsibilities are the following:

A.	Integrate and adapt the Bank's risk culture to the local context, in addition to the risk management strategy, tolerance level, and risk appetite, previously approved by the Executive Committee and the Board of Directors, all in alignment with the corporate standards of Banco Santander Spain;
B.	Assess and approve proposals, operations, and limits, whether related to credit or market, for clients and portfolios;
C.	Conduct periodic monitoring of all inherent business risks, ensuring that the risk profile is aligned with the established risk appetite;
D.	Authorize the use of management tools, local risk models, and understand the results of their internal validation;
E.	Remain informed, assess, and comply with any observations and recommendations that may periodically be issued by supervisory authorities in the execution of their duties;

The credit risk management structure is composed of directorates that operate from the perspective of managing retail and wholesale portfolios. One specific area is tasked with consolidating portfolio information and its respective risks, providing management with an integrated and holistic view of risks, as is done in the Santander Group. In addition, there is another specific structure responsible for responding to regulators, supervisors, and internal and external auditors.

The consolidated view of risks is composed of two core elements:

•	ERM - Enterprise Risk Management: comprised of a set of functions, transversal to all risks, necessary for adequate management. This structure includes the areas of Strategic Risk and Supervision, ESCC Risk and Governance, Costs and Risk Performance.
•	Risk Adequacy and Infrastructure: comprised of a set of functions linked to a holistic view of credit risk and models. This structure includes the areas of Credit Risk Control, Regulatory Models, Credit Risk Information, Stress Testing, and Capital Risk.

b) Credit Risk

b.1) Introduction to credit risk management

Credit Risk Management supports the formulation of strategies in alignment with risk appetite, while also setting limits that include the analysis of exposure and trends, as well as assessing the effectiveness of the credit policy. The objective is to sustain a risk profile and sufficient minimum profitability to offset the anticipated default, for both individual clients and the overall portfolio, as determined by the Executive Committee and the Board of Directors. Moreover, it is tasked with overseeing the risk management systems and their implementation in the identification, measurement, control, and mitigation of risk exposure in either individual or similarly grouped operations.

Risk Management is specialized according to client characteristics, distinguishing between individualized clients (monitored by dedicated analysts) and clients with similar characteristics (standardized).

•	Individualized management – Conducted by a designated risk analyst, who is responsible for the preparation of analyses, submission to the Risk Committee, and ongoing monitoring of the client's progress. It applies to clients from the Global Wholesale Banking segment (Corporate and Santander Corporate & Investment Banking - SCIB) and Commercial Banking (Portfolio clients, Companies 3, as well as GIU-Governments, Institutions, and Universities).
•	Standardized management – Targeted at individuals and companies not classified as individualized clients. It relies on automated decision-making models and internal risk assessment frameworks, supplemented by commercial units and specialized analyst teams to address exceptions.

Macroeconomic factors and market conditions, as well as sector-wise and geographical concentrations, alongside the profiles of clients and economic forecasts, are also evaluated and considered for a proper assessment of credit risk.

b.2) Measures and evaluation tools

Rating tools

The Bank employs its proprietary rating models to assess the credit quality of a client or transaction. Each rating is linked to a probability of default or non-payment, determined based on the Bank's historical experience, to predict default. These scores/ratings are utilized in the credit risk approval and monitoring process.

The classification of credit exposures into distinct categories is conducted based on an analysis of the client's financial and economic circumstances, as well as other registration information that is regularly updated. New types of operations are subjected to a credit risk assessment and must be verified for compliance with the controls adopted by the Bank.

The ratings assigned to clients are periodically reviewed, incorporating the latest financial information and insights gained from the banking relationship. The frequency of these reassessments is heightened for clients who reach specific thresholds in automated alert systems, as well as for those designated for special monitoring. The rating tools are also continually reviewed and refined to ensure the accuracy of the ratings they assign is continually improved.

Credit risk parameters

We assess all loans with regard to the provision for impairment losses on credit risk. Loans are individually assessed for impairment or collectively assessed through grouping by similar risk characteristics. Loans that are individually evaluated for impairment losses are not assessed collectively.

To measure the impairment loss of loans assessed individually for impairment, we consider the conditions of the borrowers, including their economic and financial status, level of indebtedness, cash flow generation capacity, management quality, corporate governance, internal controls quality, payment history, industry experience, contingencies, and credit limits. Additionally, we evaluate asset characteristics, such as their nature and purpose, type, adequacy, and liquidity of collateral, drawing on historical impairment experience and other known circumstances at the time of assessment.

To measure the impairment loss on loans assessed collectively for impairment, we segregate financial assets into groups based on their credit risk characteristics and similarities. In other words, according to the segment, type of assets, collateral, and other factors related to historical impairment losses and other known circumstances at the time of assessment. The impairment loss is calculated using statistical models that incorporate the following factors:

Exposure At Default (EAD):is based on the gross carrying amount at the reporting date and, where applicable, adjusted to reflect the expected exposure at the time of default in accordance with IFRS 9.

Probability of Default (PD): denotes the likelihood of a counterparty failing to fulfill its obligation to repay the principal and/or interest. Within the framework of IFRS 9, this encompasses both the PD-12 months, which is the probability of the financial instrument defaulting within the next 12 months, and the lifetime PD, which is the probability of the transaction defaulting over its remaining term. The estimation of these parameters requires the consideration of relevant future information, as per the standard.

Loss Given Default (LGD): represents the loss incurred upon default. In other words, it quantifies the percentage of exposure that was not recoverable following a default event. The determination of LGD is primarily influenced by the collateral, which serves as a mitigator of the credit risk associated with each financial asset, and the expected future cash flows to be recovered. In accordance with the standard, forward-looking information must be considered in the estimation process.

Discount Rate: the rate applied to the estimated future cash flows over the expected lifespan of the asset, which corresponds to the net present value of the financial instrument relative to its carrying amount.

To estimate the aforementioned parameters, the Bank leveraged its expertise in developing internal models for the calculation of parameters for both regulatory and management purposes.

The table presented in note 9.b outlines the portfolio according to internal risk rating levels and their probability of default.

The expected loan losses, measured using sufficient and available historical data, are detailed below.

Thousand of Reais	2025	2024

By maturity
Less than 1 Year	321,881,721	320,774,167
Between 1 and 5 years	200,999,057	199,768,489
More than 5 years	79,159,211	79,145,188
Loans and advances to customers, gross	602,039,989	599,687,844

By internal classification of risk
Low	411,269,061	443,671,010
Medium-low	135,638,317	105,285,608
Medium	18,147,181	16,421,302
Medium-High	11,600,825	11,575,874
High	25,384,605	22,734,050
Loans and advances to customers, gross	602,039,989	599,687,844

The table above now incorporates Expected Loss criteria for classifying risk levels.

			2025
		Probability of default	Default loss
	Exposure

Commercial and industrial	246,928,346	6%	43%
Real Estate Credit - construction	70,157,866	10%	9%
Individual loans	281,358,798	12%	54%
Leasing	3,594,979	2%	42%

			2024
	Exposure	Probability of default	Default loss
Commercial and industrial	241,177,143	5%	39%
Real Estate Credit - construction	64,820,223	10%	9%
Individual loans	290,347,271	10%	62%
Leasing	3,343,207	2%	42%

b.3) Observed losses: credit cost measures

Each month, the Bank estimates the losses associated with credit risk and subsequently compares these estimates with the actual losses incurred during the month. Periodic analyses are conducted to monitor and maintain control over credit risk.

To complement the use of admission and rating models, Banco Santander employs additional measures to support the prudent and effective management of credit risk, based on observed losses.

The cost of credit is calculated by adding the loan losses incurred over the fiscal year to the average loan portfolio for the same period.

b.4) Credit risk cycle

Banco Santander has a global perspective of its loan portfolio across all stages of the risk cycle, with a level of granularity that enables the assessment of the current risk situation and potential movements. This mapping is overseen by the Board of Directors and the Executive Committee of the bank, which are responsible for setting risk management policies and procedures, limits, and delegating authority, in addition to approving and supervising the department's operations.

The credit risk management process involves the identification, measurement, analysis, control, negotiation, mitigation, and decision-making on the risks incurred in the operations of the Bank and its affiliated entities within the Conglomerate. The credit cycle comprises three distinct stages:

•	Pre-sales: encompasses the planning activities, goal setting, assessment of Banco Santander's risk appetite, approval of new products, risk analysis, credit rating procedures, and definition of limits;
•	Sales: this involves the decision-making process for pre-classified and specific operations; and
•	After-sales: this includes the processes of monitoring, measurement, and control, as well as the management of the recovery process.

Planning and setting risk limits

This process identifies the Bank's risk appetite by evaluating business proposals and assessing its risk position.

It is determined based on the risk appetite approved by the Bank's Management and its units.

In the context of individualized risks, the client constitutes the foundational level, for whom specific limits are set.

For SCIB clients, a pre-classification model is utilized, which is based on a system for measuring and monitoring economic capital. With respect to the Corporate segment, the operational limit model is applied, utilizing maximum nominal credit values.

For clients under standardized risk management, portfolio limits are established through loan management programs (LMP), a document that is pre-agreed upon by the business and risk departments, and approved by the Executive Committee. This document specifies the expected outcomes for the business in terms of risk and return, as well as the limits to which both the activity and risk management are subject. This client segment receives a more automated Risk treatment.

Risk analysis and rating process

Risk analysis is a prerequisite for the Bank's credit approval for clients. This analysis involves examining the counterparty's ability to fulfill its contractual obligations to the Bank, which includes assessing the client's credit quality, risk operations, solvency, and the intended return in light of the assumed risk.

This risk assessment is conducted at least annually, and may be revised more frequently if warranted by the client's risk profile (due to centralized alert systems or visits from the manager or credit analyst), or if there are specific transactions outside of the pre-classification.

Decision-making on operations

The decision-making process for operations is designed to analyze and implement measures in accordance with pre-established policies, factoring in the risk appetite and any significant elements of the operation for the purpose of assessing risk and return.

The Bank employs, among other methodologies, the RORAC (Risk-Adjusted Return on Capital) approach for analysis and pricing in its decision-making process concerning operations and business activities.

Risk monitoring and control

In the retail banking segment for individual customers, clients are systematically assessed through a daily credit scoring process.

This process enables the reassessment of credit exposure, allowing for increases in exposure for clients exhibiting good credit quality. In the event of detecting a deterioration in risk level, it automatically triggers actions for credit risk containment and the implementation of preventive measures.

In instances of individualized management, the preemptive detection of credit quality deterioration within an operation falls under the joint responsibility of the commercial manager and the risk analyst. Furthermore, risk monitoring is conducted through a continuous observation process, aimed at the early identification of incidents that may occur in the evolution of operations, clients, and their environment.

This monitoring may lead to the client's classification under SCAN (a system designed to differentiate management levels and dictate the appropriate actions on a case-by-case basis).

Risk control function

The control function is executed by assessing risks from various complementary perspectives, with the main pillars being control by location, business area, management model, product, and process. This approach facilitates the identification of specific situations necessitating decision-making. The objective is to gain a comprehensive understanding of the Bank's loan portfolio across all stages of the credit cycle, with a degree of detail enabling the evaluation of the current risk situation and potential changes.

Shifts in the Bank's exposure to credit risk are continuously and systematically monitored. The effects of these changes on future exogenous situations, as well as those stemming from strategic decisions, are assessed with the aim of implementing measures that restore the loan portfolio's profile and value back to the parameters set by the Executive Committee.

b.5) Credit Recovery

Operational strategies and channels are determined based on the number of days past due and the respective amounts, resulting in a Responsibilities Map and always prioritizing, as the primary option, the customer's recovery.

Behavioral scoring tools are utilized to assess the collection performance of specific groups, aiming to reduce costs and enhance recovery efforts. These models are designed to estimate the likelihood of customer default by optimizing collection strategies, so that customers with a lower probability of recovery are targeted with timely interventions. In instances where there is a higher likelihood of repayment, the emphasis is placed on maintaining a healthy relationship with customers. All customers facing significantly overdue payments or those with restructured loans are subjected to internal restrictions.

Clients with higher volumes at Risk are assigned a portfolio-based recovery model, with commercial oversight and a recovery specialist.

b.6) Credit risk from other perspectives

Certain areas and/or specific perspectives on credit risk warrant the attention of specialists, in addition to the management of overall risk.

Concentration risk

Concentration risk is a critical factor in credit risk management. The Bank continuously monitors the concentration of credit risk within its portfolios, by economic sector, geographical location/country, customer groups, and product types.

The Risk Committee establishes risk policies and assesses the necessary exposure limits for the effective management of credit risk concentration within the portfolio. From a sector-wise perspective, the distribution of the corporate client portfolio is appropriately diversified.

The Risk Executive Vice Presidency at the Bank works in conjunction with the Strategic Finance Executive Vice Presidency in the management of loan portfolios. This involves reducing the concentration of exposures through various techniques, including maintaining guarantees to mitigate corporate risk, deploying derivatives for hedging purposes, and executing securitization transactions to optimize the portfolio's overall risk/return ratio.

Credit risk from financial market operations

This topic encompasses the credit risk associated with treasury operations conducted with clients, particularly credit institutions. These operations are carried out through financing products in the money market involving various financial institutions and by employing instruments held for the purpose of serving clients.

Risk management is conducted with the support of an integrated real-time system, enabling the Bank to ascertain, at any moment, the unused exposure limit with respect to any counterparty, any product, and any maturity across all units of the Bank.

Credit risk is measured at its current fair value and its potential value (the value of exposure, considering future shifts in relevant market factors). Consequently, the Equivalent Credit Risk (ECR) is defined as the sum of the net replacement value plus the future maximum potential value of the contracts.

Social and Environmental Risk

In order to promote a more controlled and safe scenario for our operations and also foster the development of businesses that adopt sustainable practices, Banco Santander permanently manages the risks involved in our activities and that may have an impact on the Organization, shareholders, customers, society and the environment.

In this sense, Banco Santander has a Social, Environmental and Climate Responsibility Policy (PRSAC), which establishes guidelines and consolidates specific policies for social, environmental and climate practices in business and in relationships with stakeholders. These practices include the analysis of social, environmental and climate risks, which is guided by the Social, Environmental and Climate Risk Policy (PORSAC), for granting credit to Wholesale customers and the Retail Companies 3 segment (one of the Bank's Legal Entity segments), which have credit limits or risk above R$7 million. These customers, both Wholesale and Retail, are classified into 14 service sectors, segregated into two risk levels: medium and high risk subsectors. This analysis also covers agricultural operations (including individual clients), real estate credit, projects, guarantees, acceptance and retention of clients, and mergers and acquisitions. The purpose of the Socio-environmental and Climate Risk analysis is to support and mitigate issues of operational risk, capital risk, credit risk, and reputational risk, always with an integrated risk perspective.

Since 2009, Santander has been a signatory to the Equator Principles, which are a set of guidelines used to analyze Socio-environmental and Climate Risks in the financing of large infrastructure and energy projects. The same set of socio-environmental criteria is applied to projects that do not fall within these principles. The aforementioned management structure is aligned with compliance with CMN resolutions no. 4,943/2021 and no. 4,945/2021, determining that organizations take a closer look at managing risks associated with social, environmental and climate issues, in addition to a Social, Environmental and Climate Responsibility Policy (PRSAC) and Social, Environmental and Climate Risk Policy (PORSAC)..

b.7) Credit Management - Main changes

Even with the challenging economic scenario, which resulted in higher default rates in certain segments, the Bank managed to maintain the good quality of its portfolio, adopting a more selective approach to granting credit and focusing on higher-profitability portfolios.

Below is a table illustrating the evolution of the main credit indicators.

	2025	2024

Credit risk exposure - customers (Thousand of Reais)	778,881,139	750,357,060
Loans and advances to customers, gross (note 9)	602,039,987	599,687,844
Contingent Liabilities - Guarantees and other sureties (note 43.a)	58,917,343	64,387,753
Private securities	117,923,809	86,281,463
Non-performing loans ratio (%)	8.12%	7.03%
Impairment coverage ratio (%)	83.22%	84.44%
Specific credit loss provisions, net of RAWO (*) (Thousand of Reais)	40,694,182	35,668,907
Data prepared based on management criteria and accounting criteria of the controlling unit. (*) RAWO = Recoveries of Assets Written Off at Loss

The Bank incorporates forward-looking information in both its assessment of whether the credit risk of a financial instrument has substantially increased since its initial recognition and in its measurement of expected loan losses. Drawing on guidance from its internal committees and economic experts, and taking into account a range of actual and forecasted external information, the Bank develops a base scenario as well as other possible scenarios. This process involves projecting two or more additional economic scenarios and assessing the respective probabilities of each outcome. External information includes economic data and forecasts published by government agencies, monetary authorities, and selected analysts from the private sector and academia.

The base case represents the most probable outcome and aligns with the information the Bank uses for other purposes, including strategic planning and budget formulation. The alternative scenarios depict outcomes that are either more optimistic or more pessimistic. Periodically, the Bank conducts stress tests on more extreme shocks to refine its assessment of these alternative scenarios.

c) Market Risk

Market risk represents exposure to risk factors such as interest rates, exchange rates, commodity prices, stock market prices, and other financial instruments, contingent upon the product type, transaction volume, duration, contractual terms, and underlying volatility.

The Bank operates in accordance with global policies, framed within its risk tolerance perspective and aligned with its objectives in Brazil and internationally. To achieve this, it has developed its own Risk Management model, adhering to the following principles:

•	Functional independence;
•	Executive capability sustained by knowledge and close customer relationships;
•	Global reach of the function (diverse risk types);
•	Collective decision-making that evaluates all possible scenarios without compromising outcomes with individual decisions, including the Executive Risk Committee for Brazil, which establishes limits and approves operations, and the Executive Committee for Assets and Liabilities, responsible for the management of capital and structural risks, encompassing country risk, liquidity, and interest rates;
•	Management and optimization of the risk/return equation; and
•	Risk management methodologies, such as Value At Risk - VaR (historical simulation over 520 days, with a confidence level of 99% and a one-day time horizon), scenarios, sensitivity of net interest income, sensitivity of fair value of equity, and contingency planning.

The Market Risk structure is part of the Risk Vice Presidency, an independent unit that implements risk policies in accordance with the directives from the Board of Directors and the Risk Division of the Santander Group Spain.

c.1) Activities subject to market risk

The measurement, control, and monitoring of market risk encompass all operations where asset risk is assumed. This risk arises from fluctuations in risk factors - including interest rates, exchange rates, equities, commodity prices, and the volatility of these factors - as well as from solvency and liquidity risks associated with the various products and markets in which the Bank operates.

The activities are segmented by type of risk, as follows:

I.	Financial intermediation: this item encompasses financial services provided to clients, financial intermediation operations and positioning, particularly in fixed-income securities, foreign exchange, and equities.
II.	Balance sheet management: the objective of balance sheet risk management is to stabilize the net interest income of the commercial area and the economic value of the Bank, so as to maintain adequate liquidity and solvency levels. Risk is assessed based on the balance sheet's exposure to interest rate movements and liquidity levels.
III.	Structural Risks:
•	Structural foreign exchange risk/earnings hedge: exchange rate risk arising from the currency in which investments in consolidated and non-consolidated entities are made (structural exchange rate). This item also includes positions taken to hedge against the foreign exchange risk in future earnings generated in currencies other than the Brazilian Real (earnings hedge).
•	Structural equity risk: this item includes equity interests in both financial and non-financial and non-consolidated entities that may present an equity risk.

The Financial Management area is responsible for centrally managing balance sheet and structural risks by applying standardized methodologies tailored to the specific conditions of each market in which the Bank operates. Additionally, Financial Management directly manages currency risks arising from investments and holdings, as well as other foreign exchange risk operations originating from the bank's portfolio (Structural Foreign Exchange Risk). Decisions affecting the management of these risks are made through the ALCO (Asset Liability Committee) in the respective countries.

The purpose of the Financial Management area is to ensure the stability and recurring nature of both the net interest margin arising from commercial activities and the Bank's economic value, while maintaining adequate levels of solvency and liquidity.

Each of these activities is measured and analyzed using various tools to accurately reflect their risk profiles as precisely as possible.

Interest Rate Risk

The table below consolidates, by product, the cash flows from operations within our group of companies that earn interest income. These operations are reported at their book balance as of the closing dates for the years 2025 and 2024. It is not associated with the management of risks related to changes in interest rates or the mismatching of indices, which is conducted through the monitoring of market metrics. However, it facilitates the assessment of concentrations of maturities and potential risks. Below this, the balances of the same products are presented at their redemption value at maturity, with the exception of the line concerning receivables and liabilities from derivative contracts.

					2025
					In millions of Reais
Position of accounts subject to interest rate risk	On Demand	Up to 3 Months	3 to 12 Months	1 to 5 years	Above 5 years	Total
Interest-earning assets:
Financial assets measured at fair value in income	-	-	128	812	-	940
Debt instruments	-	-	128	812	-	940
Financial assets measured at fair value in profit or loss	10,493	45,929	22,998	48,620	24,333	152,373
Debt instruments	10,493	14,090	18,943	32,994	21,036	97,556
Equity instruments	-	36	-	80	-	116
Derivatives	-	31,803	4,055	15,546	3,297	54,701

Financial assets not intended for trading Mandatory measured at the fair value of the result	-	-	-	-	173	173
Debt instruments	-	-	-	-	173	173
Financial assets measured at fair value in other comprehensive income	2,299	10,161	15,195	18,318	28,581	74,554
Debt instruments	2,299	10,161	15,195	18,318	28,581	74,554
Financial Assets Measured at Amortized Cost	99,986	104,415	161,223	262,885	90,007	718,516
Loans and Other Amounts with Credit institutions	98,671	291	1,823	1,045	-	101,830
Loans and advances to customers	735	102,261	133,145	205,986	63,196	505,323
Debt Instruments	580	1,863	26,255	55,854	26,811	111,363
Total	112,778	160,505	199,544	330,634	143,094	946,555

Remunerated Liabilities:

Financial Liabilities Measured at Fair Value in income Held for Trading	49,415	28,051	1,414	4,892	878	84,650
Derivatives	35	28,051	1,414	4,892	878	35,270
Short Positions	49,380	-	-	-	-	49,380
Financial liabilities at amortized cost	170,248	129,579	235,321	280,848	30,669	846,665
Deposits from credit institutions	447	39,764	66,223	16,787	178	123,399
Customer deposits	169,801	58,543	112,578	177,206	23	518,151
Bonds and securities	-	31,272	56,520	86,855	2,136	176,783
Debt Instruments Eligible to Capital	-	-	-	-	28,332	28,332
Total	219,663	157,630	236,735	285,740	31,547	931,315

					2024
					In millions of Reais
Position of Accounts Subject to Interest Rate Risk	On Demand	Up to 3 Months	3 to 12 Months	1 to 5 years	Above 5 years	Total
Interest-earning assets:
Financial assets measured at fair value in income	-	-	121	1,283	-	1,404
Debt instruments	-	-	121	1,283	-	1,404
Financial assets measured at fair value in profit or loss	7,700	6,779	24,793	52,083	32,175	123,530
Debt instruments	7,700	1,123	19,038	35,033	26,977	89,871
Equity instruments	-	17	-	23	-	40
Derivatives	-	5,639	5,755	17,027	5,198	33,619
Financial assets not intended for trading Mandatory measured at the fair value of the result	-	-	-	-	209	209
Debt instruments	-	-	-	-	209	209
Financial assets measured at fair value in other comprehensive income	2,183	5,258	4,977	59,238	31,711	103,367
Debt instruments	2,183	5,258	4,977	59,238	31,711	103,367
Financial Assets Measured at Amortized Cost	113,264	107,139	153,954	234,133	70,674	679,164
Loans and Other Amounts with Credit institutions	110,426	2,020	2,197	3,910	-	118,553
Loans and advances to customers	2,557	98,218	138,836	193,061	61,220	493,892
Debt Instruments	281	6,901	12,921	37,162	9,454	66,719
Total	123,147	119,176	183,845	346,737	134,560	907,465

Interest-bearing liabilities:
Financial Liabilities Measured at Fair Value in income Held for Trading	39,403	2,529	1,958	6,497	1,206	51,593
Derivatives	6	2,529	1,958	6,497	1,206	12,196
Short Positions	39,397	-	-	-	-	39,397
Financial liabilities at amortized cost	174,985	116,741	249,441	242,650	32,136	815,953
Deposits from credit institutions	508	32,060	68,882	21,268	326	123,044
Customer deposits	174,477	59,547	124,584	160,324	33	518,965
Bonds and securities	-	25,134	55,975	61,058	8,435	150,602
Debt Instruments Eligible to Capital	-	-	-	-	23,342	23,342
Total	214,388	119,270	251,399	249,147	33,342	867,546

Currency Risk
			2025
			In millions of Reais
Asset:	Dollar	Euro	Others	Total
Cash/Applications/Debt Instruments	175,247	7,950	2,686	185,883
Loans and advances to customers	3,866	5,610	1,485	10,961
Derivatives	349,167	15,713	8,834	373,714
Others	51,530	-	-	51,530
Total	579,810	29,273	13,005	622,088

Liabilities:	Dollar	Euro	Others	Total

Funding in foreign currency	181,855	8,881	3,711	194,447
Derivatives	256,286	20,376	7,250	283,912
Others	145,446	496	1,897	147,839
Total	583,587	29,753	12,858	626,198

			2024
			In millions of Reais

Asset:	Dollar	Euro	Others	Total
Cash/Applications/Debt Instruments	207,780	10,523	3,447	221,750
Loans and advances to customers	5,629	1	565	6,195
Derivatives	421,574	19,908	14,310	455,792
Others	33,181	-	-	33,181
Total	668,164	30,432	18,322	716,918

Liabilities:	Dollar	Euro	Others	Total

Funding in foreign currency	172,082	8,333	2,778	183,193
Derivatives	384,550	25,804	12,402	422,756
Others	116,669	501	2,778	119,948
Total	673,301	34,638	17,958	725,897

c.2) Methodologies

Financial Intermediation

Banco Santander has been calculating the minimum capital requirement for market risks using an internal model since its approval by the Brazilian Central Bank in May of 2018.

The standard methodology for measuring and controlling market risks in financial intermediation activities conducted by Banco Santander in 2025 and 2024 was Value at Risk (VaR), which quantifies the maximum expected loss at a specified confidence level over a given period. This methodology employs a standard historical simulation with a confidence level of 99 and a one-day horizon. Statistical adjustments were made to efficiently incorporate the most recent events impacting the level of risk assumed.

Specifically, the Bank uses a two-year time window of daily data obtained retroactively to the reference date for the VaR calculation. Two values are calculated daily: one applying an exponential decay factor that gives less weight to observations further from the effective date, and another with uniform weights for all observations. The reported VaR will be the higher of these two values.

VaR is not the only metric available for assessing the risk exposure of an institution. It is favored for its simplicity in calculation and effectiveness as a benchmark for the level of risk faced by the Bank. Nevertheless, the Bank employs additional metrics and methodologies to enhance its control over risk across all markets in which it operates.

Among these measures, scenario analysis is particularly noteworthy. It entails defining behavioral scenarios for various financial variables and assessing their impact on results by applying them to the Bank's operations. These scenarios may either replicate past events (such as crises, for example), or establish plausible scenarios that are not based on past events. A minimum of three types of scenarios—plausible, severe, and extreme—are established. Together with VaR, these scenarios enable a much more comprehensive assessment of the risk profile.

The positions are tracked daily through comprehensive oversight of portfolio fluctuations, with the purpose of identifying potential incidents and immediately rectifying them.

A daily profit and loss statement is an excellent indicator of risk, as it enables the monitoring and detection of the impact of changes in financial variables on portfolios.

Finally, in managing credit activities (actively traded credits - trading portfolio) and derivatives, given their unique characteristics, specific measures are assessed. For derivatives, these measures include sensitivities to fluctuations in the underlying asset's price (delta and gamma), volatility (vega), and time (theta). In the case of credit management activities (actively traded) within trading portfolios, the controlled measures encompass sensitivity to spread, jump-to-default risk, and position concentration by rating level.

c.3) Balance sheet management

Interest rate risk

The Bank assesses the sensitivity of the net interest margin (financial margin) and fair value of equity to interest rate fluctuations. This sensitivity arises from the mismatch between the maturity and interest rate revision dates of the various balance sheet items.

Based on the balance sheet's interest rate position, its accounting classifications and taking into account the market's current situation and market outlook, financial measures are implemented to align this position with the Bank's desired stance. These measures may range from taking market positions to defining the interest rate characteristics of commercial products.

The measures employed by the Bank to manage risk, or exposure to interest rates in these activities, include the interest rate gap, which assesses the sensitivity of the net interest margin (NIM) and fair value of equity (MVE) to fluctuations in interest rate levels, the duration of equity, Value at Risk (VaR), Earnings at Risk (EaR), portfolio stress, and scenario analysis.

Interest Rate Gap between Assets and Liabilities

The interest rate gap analysis focuses on the mismatches between the revaluation periods of balance sheet items (assets and liabilities) and off-balance sheet items. This analysis provides a basic representation of the balance sheet structure and enables the identification of interest rate risk concentrations across various maturities. Furthermore, it serves as a useful tool for estimating the potential impact of fluctuations in interest rates on the net interest margin and the institution's equity value.

All items, whether on the balance sheet or off the balance sheet, must be classified according to flows and reorganized based on the point of price revaluation and their maturities. In instances where a maturity date is not specified by contract, an internal model for analyzing and estimating its duration and sensitivity will be utilized.

Sensitivity of Net Interest Margin (NIM)

The sensitivity of net interest margin measures the change in expected receivables for a specific period (12 months) in response to a shift in the interest rate curve.

The calculation of the net interest margin sensitivity is performed by simulating the margin in scenarios of changes in interest rate curves and comparing it with the current scenario. Sensitivity is the difference between the two calculated margins.

Sensitivity of Fair value of Equity (MVE)

The sensitivity of fair value of equity is a supplementary measure to the sensitivity of net interest margin.

It assesses the implicit interest rate risk in equity, based on the impact of interest rate fluctuations on the present values of financial assets and liabilities.

Value at Risk (VaR) and Earnings at Risk (EaR)

It is determined at the 99% percentile of the MVE's loss distribution function, calculated by considering the current fair value of positions, based on the monthly returns obtained in the last two years.The risk factors are interest rates and credit spreads, for the applicable portfolios.

A similar methodology is also applied to calculate the maximum loss in NII (EaR), aiming to assess the interest rate risk in terms of its impact on both economic value and net interest margin.

The unit checks both vectors, and the composition is done by considering the larger of the two.

Portfolio Stress

In addition to the previous metrics, an additional stress is also generated, focused on portfolios whose accounting is based on market value (either with a counterpart in reserves or with a counterpart in results) within the bank portfolio. These positions – valued at market – are stressed according to quarterly returns from historical scenarios of the last 7 years, with a confidence level of 95%, separated by risk factor (interest rate and/or credit spreads) and by index.

To the result of the stress of the market-valued positions is added the value of the stressed margin for the positions accounted for at their amortized cost, also with a quarterly horizon. That is, the final metric is composed of the sum between Market Value Stress for market-marked positions and this financial margin for positions accounted for at amortized cost.

c.4) Liquidity risk

Liquidity risk relates to the Bank's ability to fund commitments undertaken at reasonable market prices and to execute its business plans with stable funding sources.

Liquidity management of Banco Santander

For liquidity management and control, Banco Santander employs both short-term and long-term metrics, as well as metrics for stress scenarios, which are capable of measuring a robust liquidity buffer, ensuring the Bank can comfortably meet its obligations to the market and shareholders. Accordingly, in this regard, we note:

Short-term metrics and liquidity stress:

a. LCR

Banco Santander employs the "Liquidity Coverage Ratio" (LCR) in its liquidity risk management strategy. The LCR is a short-term liquidity measure for a stress scenario spanning 30 days, calculated as the ratio of high-quality liquid assets to net cash outflows over 30 days.

The total High Quality Liquidity Assets - HQLA (Liquid Assets) primarily consist of Brazilian federal government securities and compulsory reserve yields. Net outflows are mainly due to deposit losses, partially offset by inflows, predominantly loans.

b. Liquidity stress scenarios

Liquidity management entails the analysis of financial scenarios to assess potential liquidity issues, which demands the development and examination of scenarios in crisis conditions. The Stress Test is the model employed for this analysis.

The Stress Test evaluates the financial structure of the institution and its capacity to withstand and respond to more extreme scenarios.

The purpose of the Liquidity Stress Test is to allow for the simulation of adverse market conditions, thereby enabling the assessment of their impacts on the institution's liquidity and payment capacity. Consequently, it aims to preemptively identify solutions or avoid positions that could significantly compromise liquidity in volatile scenarios.

Scenarios are defined based on the analysis of market behavior during previous crises. Four crisis scenarios are formulated, each with varying levels of intensity.

Following the analysis of stress models, the concept of minimum liquidity was established as the amount sufficient to cover liquidity losses over a specified horizon of days, across all simulated crisis scenarios.

Long-term metric:

Its purpose is to assess the stability of funding sources relative to committed assets. The Net Stable Funding Ratio (NSFR), a metric developed by the Bank for International Settlements (BIS) and adapted by the local regulator, aims to determine, through specified percentages, whether the institution maintains a stable funding source to support its assets. This metric applies varying weightings based on term, customer segment, and product type. It is calculated on a monthly basis by the institution.

c. Liquidity ratios

To support management, certain liquidity ratios, including counterparty concentration ratios and segment concentration ratios, are calculated on a monthly basis.

Funding from Customers

Banco Santander has diverse sources of funding, both in terms of products and customer mix, with a healthy distribution across segments. Total customer funding currently stands at R$819 billion, marking an increase from the previous volume of 2024. This growth is primarily attributed to a significant rise in term deposit inflows and new bond issuances.

					In millions of Reais
Customers Funding	2025			2024
	0 a 30 days	Total	%	0 a 30 days	Total	%
Demand deposits	29,994	29,994	100%	40,398	40,398	100%
Savings accounts	52,989	52,989	100%	57,369	57,369	100%
Time deposits	118,994	414,479	29%	103,569	403,686	26%
Interbank deposit	1,207	6,022	20%	1,058	5,850	18%
Funds from acceptances and issuance of securities	11,414	177,693	6%	11,237	151,686	7%
Borrowings and Onlendings	13,175	109,594	12%	9,959	105,768	9%
Subordinated Debts / Debt Instruments Eligible to Compose Capital	-	28,305	-	-	23,125	-
Total	227,773	819,076	28%	223,590	787,882	28%

Assets and liabilities, classified by their remaining contractual maturities and considering the undiscounted cash flows, are as follows:

					2025
					In millions of Reais
Future Cash Flows Except for Derivatives	On Demand	Up to 3 Months	3 to 12 Months	1 to 5 years	Above 5 years	Total
Interest-earning assets:
Financial assets measured at fair value in income	-	-	128	812	-	939
Debt instruments	-	-	128	812	-	939
Financial assets measured at fair value in profit or loss	14,994	51,830	31,075	62,476	32,914	193,289
Debt instruments	14,994	19,991	27,020	46,850	29,617	138,473
Equity Instruments	-	36	-	80	-	115
Derivatives	-	31,803	4,055	15,546	3,297	54,701
Financial assets measured at fair value in other comprehensive income	3,199	14,388	20,046	25,527	40,841	104,002
Debt instruments	3,199	14,388	20,046	25,527	40,841	104,002
Equity Instruments	-	-	-	-	-	-
Financial assets measured at amortized cost	100,040	133,537	218,381	265,159	120,112	837,230
Loans and Other Amounts with Credit Institutions	98,671	270	1,745	1,051	-	101,737

Loans and advances to customers	1,366	125,775	192,447	227,364	86,822	633,775
Debt instruments	3	7,492	24,189	36,744	33,290	101,718
Total	118,233	199,755	269,630	353,974	193,867	1,135,460

Remunerated Liabilities:
Financial Liabilities Measured at Fair Value in Income Held for Trading	49,415	28,051	1,414	4,892	878	84,650
Derivatives	35	28,051	1,414	4,892	878	35,270
Short positions	49,380	-	-	-	-	49,380
Financial liabilities at amortized cost	218,140	134,803	263,065	373,958	106,193	1,096,159
Deposits from credit institutions	448	39,510	68,808	18,894	1,087	128,747
Customer deposits	217,108	74,854	143,942	226,577	30	662,511
Bonds and securities	584	20,439	50,315	128,487	76,744	276,569
Debt Instruments Eligible to Capital	-	-	-	-	28,332	28,332
Total	267,555	162,854	264,479	378,850	107,071	1,180,809

					2024
					In millions of Reais
Non-Discounted Future Flows Except Derivatives	On Demand	Up to 3 Months	3 to 12 Months	1 to 5 years	Above 5 years	Total
Interest-earning assets:
Financial assets measured at fair value in income	-	-	121	1,283	-	1,404
Debt instruments	-	-	121	1,283	-	1,404
Financial assets measured at fair value in profit or loss	10,844	7,206	32,461	66,004	42,695	159,210
Debt instruments	10,844	1,550	26,706	48,954	37,497	125,551
Equity Instruments	-	17	-	23	-	40
Derivatives	-	5,639	5,755	17,027	5,198	33,619
Financial assets measured at fair value in other comprehensive income	2,931	7,339	6,576	81,687	44,655	143,188
Debt instruments	2,931	7,339	6,576	81,687	44,655	143,188
Equity Instruments	-	-	-	-	-	-
Financial assets measured at amortized cost	114,080	163,232	211,015	223,938	106,752	819,017
Loans and Other Amounts with Credit Institutions	110,426	2,535	2,863	3,187	-	119,011
Loans and advances to customers	3,373	150,960	181,405	198,944	88,425	623,107
Debt instruments	281	9,737	26,747	21,807	18,327	76,899
Total	127,855	177,777	250,173	372,912	194,102	1,122,819

Remunerated Liabilities:
Financial Liabilities Measured at Fair Value in Income Held for Trading	39,403	2,529	1,958	6,497	1,206	51,593
Derivatives	6	2,529	1,958	6,497	1,206	12,196
Short positions	39,397	-	-	-	-	39,397
Financial liabilities at amortized cost	222,840	130,959	282,616	325,846	80,804	1,043,065
Deposits from credit institutions	505	32,408	74,803	22,099	1,237	131,052
Customer deposits	222,279	75,866	158,729	204,254	42	66,117
Bonds and securities	56	22,685	49,084	99,493	56,183	227,501
Debt Instruments Eligible to Capital	-	-	-	-	23,342	23,342
Total	262,243	133,488	284,574	332,343	82,010	1,094,658

Scenario analysis/contingency plan

Based on the results of the Stress Test, the Bank formulates its Liquidity Contingency Plan, comprising a formal set of preventive and corrective actions to be deployed in the event of a liquidity crisis. The activation of the Plan is contingent upon the monitoring of internal parameters that reflect the Bank's market and liquidity conditions. These parameters are used to identify different levels of crisis severity, thereby determining whether there is a need to initiate the activation process.

Following the identification of a crisis, clear communication is established among the internal departments capable of executing corrective actions to mitigate the arising issues. These corrective actions, aimed at generating liquidity to resolve or alleviate the effects of the crisis, are selected based on their complexities, implementation timelines, and impact on liquidity.

The parameters and measures of this Plan are subject to review whenever necessary, with a minimum review period of one year.

c.5) Structural foreign exchange risk/earnings hedge/structural equity risk

These activities are monitored by measuring positions, VaR, and results.

c.5.1) Complementary measures

Testing and calibration measures

Back-testing consists of a comparative analysis between Value at Risk (VaR) estimates and daily "clean" results (portfolio profits or losses at the end of the previous day, valued at the next day's prices) and "dirty" results (managerial income incorporating costs, intraday results, and carry). The purpose of these tests is to verify and provide a measure of the accuracy of the models used in the VaR calculation.

The back-testing analyses conducted by Banco Santander are in compliance, at a minimum, with the BIS recommendations concerning the verification of internal systems used in the measurement and management of financial risks. The Bank also engages in hypothesis testing, including tests for outliers, normality tests, Spearman correlation, and measures of average excess, among others. The assessment models are regularly calibrated and tested by a specialized unit.

c.6) Control system

Limit setting

The limit-setting process is conducted in conjunction with budgeting activities and serves as a mechanism to determine the assets and liabilities available for each business activity. This process is dynamic, adjusting to the level of risk deemed acceptable by Management. The framework for setting limits entails devising a process that takes into account, among other factors, the following aspects:

Efficiently and comprehensively identify and delineate the principal types of financial risks generated, ensuring alignment with business management and the defined strategy.

Quantify and communicate to the business divisions the levels and profiles of risk deemed acceptable by Management, in order to prevent undesired risks.

Provide business areas with the flexibility to undertake financial risks efficiently and timely, in response to market changes and business strategy adjustments, always within the risk thresholds deemed acceptable by the institution.

Enable business generators to assume risks at a volume that is both prudent and adequate to achieve the budgeted results.

Specify the range of products and underlyings that each Treasury unit is authorized to operate with, taking into account factors such as valuation models and systems, and the liquidity of the instruments involved.

c.7) Risks and results in 2025

Financial Intermediation Activities

In 2025, he Bank's trading portfolio's average VaR was R$(2,605) million . The dynamic management of this profile allows the Bank to adjust its strategy to capitalize on opportunities presented by an uncertain environment.

c.7.1) Balance sheet management

Interest risk

Convertible currencies

At the end of 2025, the interest rate risk, as measured by the one-year sensitivity of the net interest margin to a parallel increase of 100 basis points across Banco Santander's portfolios, was primarily concentrated in the Brazilian Real interest rate curve, resulting in a negative impact of R$(369) million.

Additionally, at the close of 2025, the interest rate risk, as measured in terms of the company's fair value sensitivity to a parallel increase of 100 basis points applied to Banco Santander on the Brazilian Real interest rate curve, resulted in a negative impact of R$(1,664) million.

Quantitative risk analysis

The interest rate risk in balance sheet management portfolios, as measured by the sensitivity of the net interest margin, over a one-year period with a parallel increase of 100 basis points in the interest rate curve, decreased by R$428 million from 2024 to 2025, reaching a peak of R$888 million in February of 2025. The sensitivity of value decreased by R$979 million during the year of 2025, achieving a maximum level of R$2,687 million in January of 2025. The key factors that occurred in the year 2025 and influenced the decrease in sensitivities were the hedging of credit production and the updating of the non-maturing liabilities model.

Million of Reais	2025	2024	2023

Sensibilities
Net Interest Margin	369	798	754
Fair value of Equity	1,664	2,643	1,924
Value at Risk - Balance
VaR	469	731	415

c.8) Sensitivity analysis

Risk management is concentrated on portfolios and risk factors, in accordance with Brazilian Central Bank regulations and international best practices.

Financial instruments are classified into trading books (Trading Book) and banking books (Banking Book), as performed in the management of market risk exposure, in line with market best practices and the Brazilian Central Bank's criteria for operation classification and capital management. The trading book encompasses all transactions involving financial instruments and commodities, including derivatives, held for trading purposes. The banking book includes structural operations stemming from the various business lines of Banco Santander and their corresponding hedges, if any. Consequently, in accordance with the nature of Banco Santander's activities, the sensitivity analysis has been split between the trading and banking portfolios.

Banco Santander conducts sensitivity analysis of its financial instruments in accordance with IFRS 7, taking into account market information and scenarios that could adversely affect the Bank's positions.

The summary tables presented below encapsulate sensitivity values generated by Banco Santander's corporate systems, relating to the trading book and the banking book, for each portfolio scenario on December 31, 2025.

Thousand of Reais		2025
Trading Book
Risk Factor	Description	Scenario 1	Scenario 2	Scenario 3
Interest Rate - Reais	Exposures subject to changes in interest fixed rate	(2,631)	(75,831)	(151,662)
Coupon Interest Rate	Exposures subject to changes in coupon rate of interest rate	(97)	(1,193)	(2,386)
Inflation	Exposures subject to change in coupon rates of price indexes	(312)	(2,459)	(4,917)
Coupon - US Dollar	Exposures subject to changes in coupon US Dollar rate	(7,475)	(67,976)	(135,952)
Coupon - Other Currencies	Exposures subject to changes in coupon foreign currency rate	(844)	(6,166)	(12,331)
Foreign currency	Exposures subject to foreign exchange	(6,399)	(159,984)	(319,968)
Eurobond/Treasury/Global	Exposures subject to Interest Rate Variation on Papers Traded on the International Market	(6,634)	(59,608)	(119,215)
Shares and Indexes	Exposures subject to change in shares price	(907)	(22,679)	(45,357)
Commodities	Exposures subject to change in commodities' prices	(16)	(405)	(809)
Total (1)		(25,315)	(396,301)	(792,597)
(1)	Net amounts after tax effects

Scenario 1: shock of +10bps and -10bps in interest rate curves and 1% for price fluctuations (currencies and equities), considering the largest losses by risk factor.

Scenario 2: shock of +25% and -25% across all risk factors, considering the largest losses by risk factor.

Scenario 3: shock of +50% and -50% across all risk factors, considering the largest losses by risk factor

Thousand of Reais		2025
Banking Book
Risk Factor	Description	Scenario 1	Scenario 2	Scenario 3
Interest Rate - Reais	Exposures subject to changes in interest fixed rate	(28,437)	(1,169,821)	(2,443,556)
TR and Long-Term Interest Rate (TJLP)	Exposures subject to TR and TJLP Coupon Variation	(33,000)	(1,263,118)	(2,370,683)
Inflation	Exposures subject to change in coupon rates of price indexes	(44,311)	(761,382)	(1,401,492)
Coupon - US Dollar	Exposures subject to changes in coupon US Dollar rate	(4,045)	(124,407)	(229,753)
Coupon - Other Currencies	Exposures subject to changes in coupon foreign currency rate	(2,663)	(26,376)	(52,505)
International Market Interest Rate	Exposures subject to Variation in the Interest Rate of Securities Traded in the International Market	(632)	(323,146)	(732,533)
Foreign currency	Exposures subject to foreign exchange	(1,205)	(30,114)	(60,228)
Total (1)		(114,293)	(3,698,364)	(7,290,750)
(1)	Net amounts after tax effects.

Scenario 1: shock of +10bps and -10bps in interest rate curves and 1% for price fluctuations (currencies and equities), considering the largest losses by risk factor.

Scenario 2: shock of +25% and -25% across all risk factors, considering the largest losses by risk factor.

Scenario 3: shock of +50% and -50% across all risk factors, considering the largest losses by risk factor.

d) The Bank's operations are highly dependent on the proper functioning of its information technology systems

The Bank's operations are significantly dependent on the accurate and efficient processing of a large volume of transactions, executed by its information technology systems, along with its reliance on digital technologies, computing services, email, software, and networks, as well as the secure processing, storage, and transmission of confidential and other information within computer and network systems.

The proper functioning of the Bank's financial control, risk management, accounting, customer service, and other data processing systems is critical for its operations and its ability to compete effectively.

e) Independent Structure

Banco Santander maintains an operational risk management and internal control structure in accordance with CMN Resolutions No. 4,557/2017 and No. 4,968/2021, respectively, as well as the guidelines of the Basel Committee and corporate definitions of the Santander Group. Operational risks are defined as the possibility of losses resulting from failures, deficiencies or inadequacy of internal processes, people, systems or external events, including legal risk, but excluding strategic and reputational risks.

e.1) Management Model

The management model is based on the RCSA (Risk and Control Self-Assessment) methodology and the Basel Committee guidelines, structured in three lines of governance. The first line (business and support areas) is responsible for identifying, assessing, and managing risks in its activities. The second line (Operational Risk & Internal Controls) performs independent supervision, validation, and challenge of assessments, as well as monitoring and reporting consolidated exposure. Operational risk appetite is approved by the Board of Directors and reviewed periodically.

The model integrates the following management tools: definition of operational risk appetite, capture and evaluation of loss events (internal and external), training and culture, evaluation of products and services, operational risk self-assessment (RCSA), scenario analysis, risk indicators and controls, and internal controls.

Additionally, the Internal Controls Model is based on the COSO (Committee of Sponsoring Organizations of the Treadway Commission) methodology, encompassing strategic, operational, financial disclosure, and compliance controls, in accordance with the requirements of the Central Bank of Brazil (BACEN), the Securities and Exchange Commission (CVM), the Brazilian Stock Exchange (B3), the Superintendence of Private Insurance (SUSEP), and the Sarbanes-Oxley Act (SOX).

e.2) Governance

The governance structure comprises the Board of Directors, which approves the operational risk model and appetite, and the Risk Control Committee, responsible for overseeing operational risk management. The Senior Forum on Internal Controls and Operational Risks (FSCIRO) aims to govern, analyze, and deliberate on the most relevant and regulatory strategies and issues. The Internal Controls & Process Quality Forum aims to monitor the internal control environment and risk profile. The main risks and control profile are reported periodically and, when applicable, escalated to the Risk Control Committee, the Audit Committee, and the Board's Risk and Compliance Committee.

The model relies on the ORM (Operational Risk Management) Networks community, structured in three levels: (i) RPO (Risk Pro Officer), responsible for reporting to the strategic level of the Executive Board on the monitoring of operational risk issues; (ii) RPA (Risk Pro Agent), responsible to the Executive Vice Presidency regarding the operational risk management and control model; and (iii) Operational Risk Assistants and Specialists, who work within the operational perimeter and on risks that are transversal to the organization, respectively.

The Operational Risks and Internal Controls area ensures the dissemination of a risk culture and the coordinated execution of management activities across all governance lines.

e.3) Differentiating factor

The Operational Risk & Internal Control area invests in the development, training and updating of its professionals to respond to changes identified in the business environment and provides training to other professionals through courses on the Intranet, in-person and virtual in real time. For in-person and virtual in real time, we prioritize the provision of training aimed at fostering the culture of Operational Risk management, Internal Controls, training to capture operational losses, among others.

These achievements contribute significantly to Banco Santander Brasil achieving its strategic and operational objectives in a consistent manner, with knowledge regarding the exposure to operational risks assumed and a controlled environment, maintaining the bank's low-risk profile and ensuring the sustainable development of its operations. The Bank highlights:

•	Mandatory training for all Banco Santander employees, through the Santander Academy, on Operational Risks and Internal Controls.
•	Creation, dissemination and maintenance of Instruction Manuals, allowing corporate dissemination for everyone's commitment.
•	Coordination of the annual process for the preparation of operational risk loss forecasts and definition of action plans to mitigate these losses.
•	Development of key indicators for the purpose of monitoring the main operational risks.
•	Composition of governance lines with the “ORM - Operational Risk management” Networks: “RPO-Risk Pro Officer”, whose role is to report to the executive the monitoring of Operational Risk issues at the strategic level of the Executive Board, the “RPA-Risk Pro Agent” who is responsible for the VPE regarding the Operational Risk Management and Control Model and “Operational Risk Assistant” covering the RO perimeter and “Specialists” for cases where the operational risk is transversal to the organization.

e.4) Communication

The Operational Risk & Internal Control area is part of Banco Santander's Governance structure and maintains a periodic communication and reporting process for Management through the Senior Forum on Internal Controls and Operational Risks (FSCIRO) and the RO Meeting. This process includes the presentation of materialized events, main risks, corrective action plans and information on the Internal Controls environment, ensuring transparency and knowledge to the governance forums. Additionally, the main risks (materialized and emerging) are reported and escalated, when applicable, to the Risk Control Committee and the Audit Committee and the Risk and Compliance Committee of the Board.

f) Reputation Risk

f.1) Reputation Risk

Reputation risk is defined as the risk of a negative economic impact, either current or potential, derived from an unfavorable perception of the Bank by employees, customers, shareholders/investors, and society at large.

Reputational risk may emerge from a variety of sources and, frequently, results from other risk events. Typically, these sources are associated with the business and other support activities undertaken by Santander, as well as the economic, social, or political landscape, or even incidents triggered by competitors that could impact the Bank.

f.2) Compliance

It is defined as legal risk, the risk of regulatory sanctions, financial loss, or reputational damage that an institution may face due to failure in complying with laws, regulations, codes of ethics and conduct, and best banking practices. Compliance risk management is preventive in nature and includes monitoring, educational initiatives, advisory, risk assessment, and corporate communication related to the rules and legislation applicable to each business area.

f.3) Operating guidelines

a. Compliance Principles - Ethics and conduct in the securities markets

Ethical principles and parameters are contained in internal policies made available and disseminated to all. The Code of Ethics applies to all employees of the Organization, and the Code of Conduct in the Securities Markets is adhered to by all those considered close to the Securities Market. Channels for clarification and reporting are available, in addition to monitoring and controls that are applied in a way that ensures adherence to the rules by all employees.

b. Anti-Money Laundering and Counter-Terrorism Financing

Our policy for preventing money laundering and combating the financing of terrorism is based on knowledge and rigor applied to the acceptance of our clients, complemented by the continuous monitoring of all transactions in which the Bank is involved. This concern is reflected in the management's involvement through the AML Operational Committee and the Ethics and Compliance Committee, which meets monthly to discuss matters related to the subject. The committee is directly involved in client acceptance processes and in reporting suspicious situations.

c. New products and services and suitability

All new products and services are analyzed internally by different technical areas, ensuring multidisciplinary risk mapping, and subsequently approved by the Local Marketing Committee (CLC), composed of Santander executives. After analysis and approval, the new products and services are subject to monitoring and testing to mitigate any potential misconduct risks in marketing.

g) Compliance with the Prudential Regulatory Framework

Santander Brasil maintains an integrated risk and capital management process that supports strategic decision-making and ensures adherence to the guidelines established by CMN Resolution No. 4,557 and other complementary regulations of the current prudential framework. This process promotes the efficient allocation of capital resources, aligning with corporate objectives related to solvency, sustainability of prudential ratios, and shareholder value creation.

Brazil's active participation in the Basel Committee on Banking Supervision (BCBS) drives regulatory convergence and the timely adoption of international prudential standards. In line with this dynamic regulatory environment, Santander Brasil is dedicated to the continuous improvement of its capital management processes, methodologies, and practices, seeking to maintain full compliance with market benchmarks, supervisory standards, and international best practices.

The Institution's capital management is a structured, continuous, and forward-looking process, encompassing activities of planning, evaluation, control, and monitoring of the capital necessary to address the material risks of the Prudential Conglomerate. This process includes:

•	an assessment of the minimum capital requirements for Pillar 1 risks (credit, market and operational);
•	The development and improvement of methodologies for quantifying additional capital related to Pillar 2 risks;
•	The execution of the Internal Capital Adequacy Assessment Process (ICAAP), including the integrated analysis of risks and capital;
•	The projection, monitoring, and reporting of prudential indicators;
•	The preparation and updating of the Capital Plan;
•	The preparation of capital contingency plans, a Recovery Plan, and an Organized Exit Plan;
•	Conducting stress tests, encompassing scenarios of increasing severity and sensitivity analyses;
•	and the preparation of the Quarterly Risk and Capital Management Report (Pillar 3), in accordance with prudential transparency requirements.

With this structure, Santander Brasil ensures that capital management remains integrated with risk management, aligned with regulatory requirements and capable of sustaining the institution's financial resilience in different macroeconomic and business scenarios.

g.1) Internal validation of risk models

Internal validation is a central step in the lifecycle of risk models and a requirement for their approval by supervisory authorities. At Banco Santander, this process is conducted by a specialized and independent area, responsible for evaluating the suitability, robustness, and usefulness of the models for regulatory and management purposes, as well as their alignment with the Bank's strategy and risk profile.

The Internal Validation area provides support to risk committees and Senior Management by offering qualified and independent technical opinions, informing decisions regarding the authorization and continued use of internal templates.

The scope of validation covers risk models for Credit, Market, ALM, Operational Compliance, Pricing, Provisions, Economic Capital, and other models relevant to ICAAP, considering methodological, technological, data quality, performance, use, and governance aspects.

The Internal Validation function is aligned with the guidelines of the Basel Committee, the Bank of Spain, the European Central Bank, and the Central Bank of Brazil, maintaining segregation of duties from Internal Audit. Internal Audit, as the third line of defense, independently assesses the adequacy of the methodologies and the effective implementation of the validation processes.

g.2 Capital Management

Capital management considers regulatory and economic aspects and aims to achieve a cost-efficient and compliant capital structure, meeting the requirements of regulatory bodies and contributing to achieving the rating targets of rating agencies as well as the expectations of investors.

h) Economic Capital

h.1) Main objectives

The development of economic capital models in the financial world seeks to address a fundamental challenge of regulatory capital: Risk Sensitivity.

In this context, economic capital models are specifically crafted to produce risk-sensitive estimates, facilitating enhanced precision in risk management, as well as more effective allocation of economic capital across Banco Santander's business units.

Banco Santander has concentrated its efforts on developing a robust economic capital model that is seamlessly integrated with business management. The primary objectives of Banco Santander's economic capital framework are the following:

1 - Consolidate Pillar I and other risks impacting the business into a single quantitative model, while also determining capital estimates by establishing correlations among various risks.

2 - Quantify and monitor fluctuations across distinct risk types.

3 - Distribute capital consumption among the main portfolios and manage the efficiency of Return on Risk-Adjusted Capital (RORAC).

4 - Estimate the Economic Value Added for each business unit. Economic profit must exceed the Bank's cost of capital.

5 – Compliance with regulatory standards in the locations where the Bank operates during the Pillar II review process conducted by supervisory authorities.

h.2) Economic Capital Model

In the determination of economic capital, it is the Bank's duty to specify the level of loss to be covered. Accordingly, a requisite confidence interval is applied to ensure the continuity of operations.

The risk profile in Brazil is distributed among Credit, Market, ALM, Business, Operational and Material Assets risks. However, in order to anticipate the changes proposed in Basel III, new risks were incorporated into the model: Intangibles, Pension Funds (defined benefit) and Deferred Tax Assets, which allow the Bank to adopt an even more conservative and prudent position.

% Capital	2025	2024
Risk Type
Credit	49%	48%
Market	2%	2%
ALM	3%	5%
Business	9%	8%
Operational	5%	7%
Fixed Assets	1%	1%
Intangible Assets	1%	2%
Pension Funds	1%	1%
Deferred Tax Assets	29%	26%
TOTAL	100%	100%

However, as a commercial bank, Credit is Banco Santander's main source of risk and the evolution of its portfolio is one of the main factors for its fluctuation.

RoRAC

Banco Santander Brasil has been using RORAC, with the following objectives:

- Analyze and establish a minimum price for operations (admissions) and customers (monitoring).

- Estimate the capital consumption for each client, economic group, portfolio, or business segment to optimize the allocation of economic capital, thereby maximizing the Bank's efficiency.

- Measure and track the performance of the business.

- To assess the operations of global clients, the calculation of economic capital incorporates specific variables employed in determining expected and unexpected losses. These variables include:

- Counterparty rating.

- Maturity.

- Guarantees.

- Nature of financing.

Economic value added is determined by the cost of capital. To generate value for shareholders, the minimum return from operations must exceed Banco Santander's cost of capital.